Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		€ 736	€ 678	€ 125
- cash and cash equivalents		45	60	11
- working capital and provisions		83	132	29
- current tax		(1)	(2)
- lease liabilities		(77)
- deferred tax		(3)	(2)	2
- retirement benefit obligations		(2)	(6)
Net assets disposed		781	860	167
Reclassification of currency translation effects on disposal		66	15	9
Total		847	875	176
Proceeds from disposals (net of disposal costs)		846	797	230
Asset exchange (note 32)			12
Profit on step acquisition (note 32)			39
(Loss)/profit on disposals from continuing operations		(1)	(27)	54
Profit on disposals from discontinued operations (note 3)		227	1,566	5
Total Group profit on disposals		226	1,539	59
Proceeds from disposals from continuing operations		846	797	230
Less: cash and cash equivalents disposed		(45)	(60)	(11)
Less: deferred proceeds arising on disposal (note 21)	[1]	(269)	(10)	(3)
Less: investment and loan to associate in lieu of cash proceeds (i) (note 17)	[2]		(85)
Net cash inflow arising on disposal from continuing operations		532	642	216
Net cash inflow arising on disposal from discontinued operations (note 3)		1,564	2,367	6
Total Group net cash inflow arising on disposal		2,096	3,009	222
Business Disposal [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		596	622	47
- cash and cash equivalents		45	60	11
- working capital and provisions		83	132	29
- current tax		(1)	(2)
- lease liabilities		(48)
- deferred tax		(3)	(2)	2
- retirement benefit obligations		(2)	(6)
Net assets disposed		670	804	89
Reclassification of currency translation effects on disposal		66	15	9
Total		736	819	98
Proceeds from disposals (net of disposal costs)		699	697	99
Asset exchange (note 32)			12
Profit on step acquisition (note 32)			39
(Loss)/profit on disposals from continuing operations		(37)	(71)	1
Profit on disposals from discontinued operations (note 3)		224	1,563
Total Group profit on disposals		187	1,492	1
Proceeds from disposals from continuing operations		699	697	99
Less: cash and cash equivalents disposed		(45)	(60)	(11)
Less: deferred proceeds arising on disposal (note 21)	[1]	(269)	(10)	(3)
Less: investment and loan to associate in lieu of cash proceeds (i) (note 17)	[2]		(85)
Net cash inflow arising on disposal from continuing operations		385	542	85
Net cash inflow arising on disposal from discontinued operations (note 3)		1,563	2,361
Total Group net cash inflow arising on disposal		1,948	2,903	85
Disposal of other non-current assets [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		140	56	78
- cash and cash equivalents
- working capital and provisions
- current tax
- lease liabilities		(29)
- deferred tax
- retirement benefit obligations
Net assets disposed		111	56	78
Total		111	56	78
Proceeds from disposals (net of disposal costs)		147	100	131
Asset exchange (note 32)
Profit on step acquisition (note 32)
(Loss)/profit on disposals from continuing operations		36	44	53
Profit on disposals from discontinued operations (note 3)		3	3	5
Total Group profit on disposals		39	47	58
Proceeds from disposals from continuing operations		147	100	131
Less: cash and cash equivalents disposed
Less: deferred proceeds arising on disposal (note 21)	[1]
Less: investment and loan to associate in lieu of cash proceeds (i) (note 17)	[2]
Net cash inflow arising on disposal from continuing operations		147	100	131
Net cash inflow arising on disposal from discontinued operations (note 3)		1	6	6
Total Group net cash inflow arising on disposal		€ 148	€ 106	€ 137

[1]	On 31 December, CRH completed the sale of the Group’s 50% stake in its joint venture in India, My Home Industries Limited (“MHIL”) for deferred proceeds of €0.3 billion which will be received in several agreed tranches. For the purposes of compliance with Indian law requirements, CRH is obliged to retain a minority shareholding and associated minority board representation in MHIL both of which will further reduce as the tranches are completed. The Group no longer has any rights to share in the profit/loss of MHIL or to receive any dividends. CRH has determined that MHIL has ceased to be a joint venture or an associate as the Group is no longer exposed to variability of returns from the performance of MHIL and does not have significant influence (as defined under IAS 28 Interests in Associates and Joint Ventures) over MHIL. With the other partners acting in concert to exercise control, CRH effectively retains only protective voting rights in defined limited circumstances. Accordingly, the Group has discontinued the use of the equity method of accounting for its interest in MHIL from 31 December 2019. The fair value of the retained interest in MHIL is recorded as a financial asset within Other Receivables (see note 21) as it represents a contractual right to receive cash
[2]	In 2018, as part of the divestment of our DIY business in Belgium and the Netherlands (see note 16 and note 17 for further details) we acquired an equity stake of 22.78% in, and advanced a loan of €50 million to the purchaser, Intergamma, which was repaid in 2019.